Recoverable Taxes - Schedule of Recoverable Taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Recoverable Taxes [Abstract]
Value Added Tax	$ 548,348	$ 479,354
Income Tax	191,794	360,840
Other	18,726	18,730
Total recoverable taxes	$ 758,868	$ 858,924